UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22528
                                                    -----------

                     First Trust Energy Infrastructure Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: November 30
                                              -------------

                     Date of reporting period: May 31, 2012
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                  FIRST TRUST
                               ------------------
                                   E N E R G Y
                                 INFRASTRUCTURE
                               ------------------
                                      FUND

                                                                     SEMI-ANNUAL
                                                                          REPORT
                                                              For the Six Months
                                                              Ended May 31, 2012


                                                                     FIRST TRUST

                                                     Energy Income Partners, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2012

Shareholder Letter...........................................................  1
At A Glance..................................................................  2
Portfolio Commentary.........................................................  3
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statement of Changes in Net Assets........................................... 12
Statement of Cash Flows...................................................... 13
Financial Highlights......................................................... 14
Notes to Financial Statements................................................ 15
Additional Information....................................................... 21


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Energy Infrastructure Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of EIP are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                  MAY 31, 2012


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Energy Infrastructure Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust.

First Trust remains committed to being a long-term investor and investment manager and to bringing you quality financial solutions regardless of market ups and downs. We have always believed, as I have written previously, that there are two ways to attain success in reaching your financial goals: staying invested in quality products and having a long-term investment horizon. We are committed to this approach in the products we manage or supervise and offer to investors.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your financial advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your financial advisor regularly so that he or she can help keep you on track.

First Trust will continue to make up-to-date information about your investments available so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2012 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust Energy Infrastructure Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENERGY INFRASTRUCTURE FUND
"AT A GLANCE"
AS OF MAY 31, 2012 (UNAUDITED)

------------------------------------------------------------------
FUND STATISTICS
------------------------------------------------------------------
Symbol on New York Stock Exchange                              FIF
Common Share Price                                          $20.35
Common Share Net Asset Value ("NAV")                        $21.88
Premium (Discount) to NAV                                    (6.99)%
Net Assets Applicable to Common Shares                $384,038,985
Current Monthly Distribution per Common Share (1)          $0.1085
Current Annualized Distribution per Common Share           $1.3020
Current Distribution Rate on Closing Common Share Price (2)   6.40%
Current Distribution Rate on NAV (2)                          5.95%
------------------------------------------------------------------

------------------------------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
------------------------------------------------------------------
         Common Share Price       NAV
11/11    19.64                    20.43
         19.84                    21.35
         20.00                    21.37
         20.05                    21.34
         20.35                    22.35
12/11    20.25                    22.47
         21.08                    22.31
         20.83                    21.95
         20.78                    22.19
1/12     21.08                    22.22
         21.15                    22.39
         21.36                    22.45
         21.49                    22.76
2/12     21.74                    22.94
         21.96                    22.92
         21.63                    22.93
         21.80                    22.57
         21.16                    22.56
3/12     21.29                    22.52
         21.25                    22.55
         20.75                    22.10
         20.97                    22.55
4/12     21.63                    23.03
         21.18                    22.67
         21.15                    22.60
         19.94                    21.66
         20.26                    22.16
5/12     20.35                    21.88


------------------------------------------------------------------
PERFORMANCE
------------------------------------------------------------------
                                     Cumulative Total Return
                                ----------------------------------
                                                       Inception
                                6 Months Ended        (9/27/2011)
                                  5/31/2012           to 5/31/2012
Fund Performance (3)
NAV                                 5.55%                18.15%
Market Value                        5.90%                4.95%

Index Performance
Philadelphia Stock Exchange
   Utility Index                    4.26%                8.06%
Alerian MLP Total Return Index      2.05%                9.67%
Blended Benchmark (4)               3.16%                8.87%
------------------------------------------------------------------


----------------------------------------------------------
                                                % OF TOTAL
INDUSTRY CLASSIFICATION                        INVESTMENTS
----------------------------------------------------------
Pipelines                                           60.6%
Electric Power                                      29.9
Propane                                              4.0
Marine                                               2.2
Coal                                                 1.8
Other                                                1.5
----------------------------------------------------------
                                      Total        100.0%
                                                   ======


----------------------------------------------------------
                                                % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
----------------------------------------------------------
Kinder Morgan Management, LLC                        7.5%
Enbridge Energy Management, LLC                      7.1
Williams Cos., Inc.                                  4.4
TransCanada Corp.                                    4.0
Dominion Resources, Inc.                             4.0
NextEra Energy, Inc.                                 3.9
NiSource, Inc.                                       3.5
Centerpoint Energy, Inc.                             3.2
Spectra Energy Corp.                                 3.1
Southern Co.                                         3.1
----------------------------------------------------------
                                     Total         43.8%
                                                   =====



(1) Most recent distribution paid or declared through 5/31/2012. Subject to change in the future.

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 5/31/2012. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(4) The blended benchmark consists of the following: Philadelphia Stock Exchange Utility Index (50%) and Alerian MLP Total Return Index (50%).

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                  FIRST TRUST ENERGY INFRASTRUCTURE FUND (FIF)
                               SEMI-ANNUAL REPORT
                                  MAY 31, 2012

                                  SUB-ADVISOR


ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), Westport, CT, was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships and limited liability companies taxed as partnerships ("MLPs") and other high-payout securities such as pipeline companies, utilities and Canadian infrastructure equities. EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, petroleum storage and terminals that receive fee-based or regulated income from their corporate customers. EIP managed or supervised approximately $1.6 billion of assets, as of May 31, 2012. The other funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts. EIP is a registered investment advisor and serves as an advisor or sub-advisor to two registered investment companies other than the Fund.

                           PORTFOLIO MANAGEMENT TEAM

JAMES J. MURCHIE
FOUNDER AND CEO OF ENERGY INCOME PARTNERS, LLC

Mr. Murchie founded EIP in 2003 and is the portfolio manager for all funds advised by EIP which focus on energy-related master limited partnerships and other high payout securities of companies that operate energy infrastructure. From 2005 to mid-2006, Mr. Murchie and the EIP investment team joined Pequot Capital Management. In July 2006, Mr. Murchie and the EIP investment team left Pequot and re-established EIP. From 1998 to 2003, Mr. Murchie managed a long/short fund that invested in energy and cyclical equities and commodities. From 1995 to 1997, he was a managing director at Tiger Management where his primary responsibilities were investments in energy, commodities and related equities. From 1990 to 1995, Mr. Murchie was a principal at Sanford C. Bernstein where he was a top-ranked energy analyst and sat on the Research Department's Recommendation Review Committee. Before joining Bernstein, he spent 8 years at British Petroleum in 7 operating and staff positions of increasing responsibility. He has served on the board of Clark Refining and Marketing Company and as President and Treasurer of the Oil Analysts Group of New York. Mr. Murchie holds degrees from Rice University and Harvard University.

EVA PAO
PRINCIPAL OF ENERGY INCOME PARTNERS, LLC

Ms. Pao has been with EIP since its inception in 2003 and is co-portfolio manager for all of the funds advised by EIP. She joined EIP in 2003, serving as Managing Director of EIP until the EIP investment team joined Pequot Capital Management. From 2005 to mid-2006, Ms. Pao served as Vice President of Pequot Capital Management. Prior to Harvard Business School, Ms. Pao was a Manager at Enron Corp where she managed a portfolio in Canadian oil and gas equities for Enron's internal hedge fund that specialized in energy-related equities and managed a natural gas trading book. She received a B.A. from Rice University in 1996. She received an M.B.A. from the Harvard Business School in 2002.

                                   COMMENTARY

FIRST TRUST ENERGY INFRASTRUCTURE FUND

The investment objective of First Trust Energy Infrastructure Fund ("FIF" or the "Fund") is to seek a high level of total return with an emphasis on current distributions paid to shareholders. The Fund pursues its objective by investing primarily in securities of companies engaged in the energy infrastructure sector. These companies principally include publicly-traded MLPs, MLP affiliates, Canadian income trusts and their successor companies, pipeline companies, utilities and other infrastructure- related companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). Under normal market conditions, the Fund invests at least 80% of its managed assets in securities of Energy Infrastructure Companies. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index ("AMZX") and the Philadelphia Stock Exchange Utility Index ("UTY"), the total return for energy-related MLPs and utilities over the semi-annual period ended May 31, 2012 was 2.05% and 4.26%, respectively. These figures are according to data collected from Alerian Capital Management and Bloomberg. While in the short term, share appreciation

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

can be volatile, we believe that over the longer term, share appreciation will approximate growth in per share quarterly cash distributions. Over the last 10 years, growth in per share MLP distributions and utility dividends has averaged about 6.8% and 6.1%, respectively. Over the last 12 months, the cash distributions of MLPs and utilities increased by about 5.6% and 4.9%, respectively (source: Alerian Capital Management and Bloomberg).

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis, the Fund provided a total return1 of 5.55%, including the reinvestment of dividends, for the semi-annual period ended May 31, 2012. This compares, according to collected data, to a total return of 3.16% for the average of the two benchmarks (2.05% for AMZX and 4.26% for UTY). On a market value basis, the Fund had a total return1, including the reinvestment of dividends, for the period covered by this report, of 5.90%. The Fund's discount to NAV narrowed slightly over the course of the semi-annual period. On May 31, 2012, the Fund was priced at $20.35 while the NAV was $21.88, a discount of 6.99%. As a comparison, on November 30, 2011, the Fund was priced at $19.82, while the NAV was $21.38, a discount of 7.30%.

The Fund declared regular monthly common share distributions of $0.1085 per share for each month of the reporting period.

The outperformance of the Fund's NAV relative to the 3.16% average of the AMZX and UTY benchmarks is largely driven by the non-MLPs in the portfolio, as well as ownership of companies that primarily have non-cyclical and/or regulated businesses like pipelines and storage terminals, while underweighting or avoiding altogether certain MLPs that we view as less attractive investments (including some that operate in some of the non-cyclical businesses, but whose individual company characteristics are not attractive.) We believe the most important long-term drivers of the Fund's total return will be the maintenance and growth of the dividends of the Fund's portfolio companies.

An important factor affecting the return of the Fund is the Fund's use of financial leverage through the use of a line of credit. The Fund entered into a committed facility agreement with the Bank of Nova Scotia that has a maximum commitment amount of $145,000,000. The Fund uses leverage because its managers believe that, over time, leverage can enhance total return for common shareholders. However, the use of leverage can also increase the volatility of the NAV and therefore the share price. For example, as the prices of securities held by the Fund decline, the effect of changes in Common Share NAV and Common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance Common Share returns during periods when the prices of securities held by the Fund generally are rising. Unlike the Fund, AMZX and UTY are not leveraged. Leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK

The MLP asset class has experienced 5 IPOs in the six month reporting period. There also has been a healthy level of secondary financing activity for MLPs during the reporting period, as they continue to fund their ongoing investments in new pipelines, processing and storage facilities. In the semi-annual period, there have been 27 secondary equity offerings for MLPs that raised $8.0 billion through May 31, 2012. This compares to $8.7 billion raised in 34 secondary equity offerings during the same time period last year. MLPs also found access to the public debt markets, raising $7.9 billion in 9 offerings during the same time period. This compares to $9.0 billion during the same period last year (source: Barclays Capital). The combination of equity and debt raised of approximately $16 billion represents about 6% of the roughly $274 billion MLP market cap. Since MLPs pay out virtually all of their free cash flow each quarter, this capital raising is mostly a reflection of the capital investment and acquisition activity in the asset class.

Capital spending for utilities continues to increase. As measured by the UTY, capital expenditures have grown from $34 billion and $45 billion in 2002 and 2007, respectively, to $60 billion last year. This growth in expenditures is in response to needs such as reliability, interconnection, modernization and growing demand. These capital investments are supported, in part, by federal and state regulation which allows companies to recoup investments made in their rate structure.

The Fund continues to aim to be invested in Energy Infrastructure Companies with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Since the Fund invests in securities that tend to have high dividend payout ratios (as measured versus earnings), securities with

1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
                       PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

unpredictable cyclical cash flows make them a poor fit, in the opinion of the Sub-Advisor. While there are some businesses within the Fund's portfolio whose cash flows have cyclicality, they are usually small and analyzed in the context of each company's financial and operating leverage and payout ratio.

MLPs continue to play an integral role in the restructuring of some more diversified energy conglomerates. The first phase of this restructuring, which has occurred over the last few years, has been the creation by diversified conglomerates of an MLP subsidiary that contains assets such as pipelines and storage terminals. The more recent phase has been the divestiture by some of the conglomerates of most or all of their cyclical businesses, leaving the parent company looking very similar to an old-fashioned pipeline utility with a large holding in a subsidiary MLP. The diversified energy conglomerates are restructuring so that their regulated infrastructure assets with predictable cash flows may be better valued by the market. And sometimes, a more active role is being taken as three diversified energy companies have been purchased by MLP general partners over the last eight months. We expect this restructuring will continue. The Fund is pursuing these opportunities in the context of the desired characteristics including business exposure and quality.

The total return proposition of owning Energy Infrastructure Companies has been and continues to be their yield plus their growth. The yield of the MLPs, weighted by market capitalization, on May 31, 2012, was 6.6% based on AMZX and for utilities, as measured by UTY, was 4.21%. The growth in the quarterly cash distributions that make up this yield has averaged 6.8% annually over the last ten years for MLPs and 6.1% for utilities. In the opinion of the Sub-Advisor, this growth has been and will continue to be driven by three factors: 1) modest increases in volume from growth from both underlying petroleum demand as the economy recovers and increases in North American oil and gas production (particularly in new supply areas); 2) inflation and cost escalators in pipeline tariffs and contracts; and 3) accretion from profitable capital projects and acquisitions. The capital projects continue to be related to growth in areas such as the Canadian Oil Sands, the new oil and natural gas shale resources and the need for more infrastructure related to bio fuels and other environmental mandates, including the conversion of many coal fired power plants to natural gas.

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2012 (UNAUDITED)


   SHARES/
    UNITS                                       DESCRIPTION                                          VALUE
------------    ---------------------------------------------------------------------------     --------------
COMMON STOCKS - 100.6%

                ELECTRIC UTILITIES - 24.4%
     651,800    Duke Energy Corp. (a)......................................................     $   14,326,564
     284,600    Emera, Inc. (CAD) (a)......................................................          9,106,870
     296,450    Exelon Corp. (a)...........................................................         10,962,721
     109,800    Fortis, Inc. (CAD) (a).....................................................          3,497,526
     115,000    ITC Holdings Corp. (a).....................................................          7,929,250
     300,400    NextEra Energy, Inc. (a)...................................................         19,628,136
     355,800    Northeast Utilities (a)....................................................         12,812,358
     340,000    Southern Co. (a)...........................................................         15,609,400
                                                                                                --------------
                                                                                                    93,872,825
                                                                                                --------------

                GAS UTILITIES - 5.5%
      15,800    ONEOK, Inc. (a)............................................................          1,311,242
     285,000    Questar Corp. (a)..........................................................          5,719,950
     492,600    UGI Corp. (a)..............................................................         14,127,768
                                                                                                --------------
                                                                                                    21,158,960
                                                                                                --------------

                MULTI-UTILITIES - 19.7%
      35,000    Atco, Ltd. (CAD) (a).......................................................          2,419,180
      45,500    Canadian Utilities, Ltd. (CAD) (a).........................................          2,951,982
     797,600    Centerpoint Energy, Inc. (a)...............................................         16,135,448
     391,400    Dominion Resources, Inc. (a)...............................................         20,376,284
     195,000    National Grid PLC, ADR (a).................................................          9,806,550
     708,300    NiSource, Inc. (a).........................................................         17,771,247
      50,000    Sempra Energy (a)..........................................................          3,250,500
      75,000    Wisconsin Energy Corp. (a).................................................          2,838,000
                                                                                                --------------
                                                                                                    75,549,191
                                                                                                --------------

                OIL, GAS & CONSUMABLE FUELS - 51.0%
   1,157,163    Enbridge Energy Management, LLC (a) (b)....................................         36,091,891
     534,700    Enbridge Income Fund Holdings, Inc. (CAD) (a)..............................         12,419,473
     353,169    Enbridge, Inc. (a).........................................................         13,925,454
     252,300    Keyera Corp. (CAD) (a).....................................................         10,271,787
     534,593    Kinder Morgan Management, LLC (b)..........................................         37,972,144
     306,500    Kinder Morgan, Inc. (a)....................................................         10,479,235
     482,100    Pembina Pipeline Corp. (CAD) (a)...........................................         12,990,118
     552,350    Spectra Energy Corp. (a)...................................................         15,857,969
     500,400    TransCanada Corp. (a)......................................................         20,476,368
     258,000    Veresen, Inc. (CAD) (a)....................................................          3,242,329
     730,700    Williams Cos., Inc. (a)....................................................         22,308,271
                                                                                                --------------
                                                                                                   196,035,039
                                                                                                --------------

                TOTAL COMMON STOCKS .......................................................        386,616,015
                (Cost $353,093,443)                                                             --------------

MASTER LIMITED PARTNERSHIPS - 31.5%

                GAS UTILITIES - 1.6%
     157,764    AmeriGas Partners, L.P. (a)................................................         6,081,8026
                                                                                                --------------


Page 6                 See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2012 (UNAUDITED)


   SHARES/
    UNITS                                       DESCRIPTION                                          VALUE
------------    ---------------------------------------------------------------------------     --------------
MASTER LIMITED PARTNERSHIPS - (CONTINUED)

                OIL, GAS & CONSUMABLE FUELS - 29.9%
      20,000    Alliance GP Holdings, L.P. ................................................     $      831,400
      72,165    Alliance Resource Partners, L.P.(a) .......................................          4,114,126
     160,460    Buckeye Partners, L.P. (a).................................................          7,625,059
     162,000    El Paso Pipeline Partners, L.P. (a) .......................................          5,315,220
     149,000    Energy Transfer Equity, L.P. (a)...........................................          5,413,170
      51,600    Enterprise Products Partners, L.P. (a).....................................          2,516,016
     128,423    Holly Energy Partners, L.P. (a)............................................          7,264,889
      99,300    Magellan Midstream Partners, L.P. (a)......................................          6,832,833
     173,239    Natural Resource Partners, L.P. ...........................................          3,974,103
     213,200    NuStar Energy, L.P. (a)....................................................         11,131,172
      29,600    NuStar GP Holdings, LLC ...................................................            943,944
      16,000    ONEOK Partners, L.P. ......................................................            873,600
     144,443    Plains All American Pipeline, L.P. (a).....................................         11,343,109
     117,700    Spectra Energy Partners, L.P. (a)..........................................          3,668,709
     177,909    Sunoco Logistics Partners, L.P. (a)........................................          5,991,975
     353,095    TC Pipelines, L.P. (a).....................................................         14,476,895
     304,828    Teekay LNG Partners, L.P. (a)..............................................         11,373,133
     242,670    TransMontaigne Partners, L.P. (a)..........................................          7,653,812
      66,300    Williams Partners, L.P. (a)................................................          3,507,270
                                                                                                --------------
                                                                                                   114,850,435
                                                                                                --------------

                TOTAL MASTER LIMITED PARTNERSHIPS .........................................        120,932,237
                (Cost $116,926,667)                                                             --------------


                TOTAL INVESTMENTS - 132.1% ................................................        507,548,252
                (Cost $470,020,110) (c)                                                         --------------

  NUMBER OF
  CONTRACTS                                     DESCRIPTION                                          VALUE
------------    ---------------------------------------------------------------------------     --------------
 CALL OPTIONS WRITTEN - (0.3%)

                Centerpoint Energy, Inc. Call
         300    @ 22.5 due November 12 ....................................................             (9,900)
                                                                                                --------------

                Dominion Resources, Inc. Calls
         400    @ 52.5 due June 12 ........................................................            (10,000)
       1,853    @ 55 due July 12 ..........................................................            (18,530)
                                                                                                --------------
                                                                                                       (28,530)
                                                                                                --------------
                Duke Energy Corp. Calls
       2,000    @ 22 due July 12 ..........................................................            (90,000)
         400    @ 23 due July 12 ..........................................................             (3,000)
         800    @ 23 due October 12 .......................................................            (24,000)
                                                                                                --------------
                                                                                                      (117,000)
                                                                                                --------------
                Enbridge, Inc. Call
       1,300    @ 45 due October 12 .......................................................            (26,000)
                                                                                                --------------

                Exelon Corp. Calls
         600    @ 38 due July 12 ..........................................................            (27,000)
         183    @ 42 due July 12 ..........................................................               (915)
         210    @ 42 due October 12 .......................................................             (2,100)
                                                                                                --------------
                                                                                                       (30,015)
                                                                                                --------------


                       See Notes to Financial Statements                  Page 7

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2012 (UNAUDITED)


  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                            VALUE
------------  -----------------------------------------------------------------------------     --------------

 CALL OPTIONS WRITTEN - (CONTINUED)

                Kinder Morgan, Inc. Calls
          42    @ 35 due September 12 .....................................................     $       (5,670)
         800    @ 40 due September 12 .....................................................            (24,000)
         400    @ 35 due December 12 ......................................................            (58,000)
                                                                                                --------------
                                                                                                       (87,670)
                                                                                                --------------
                National Grid PLC, ADR Call
       1,050    @ 55 due September 12 .....................................................            (49,350)
                                                                                                --------------

                NextEra Energy, Inc. Calls
       1,336    @ 65 due June 12 ..........................................................           (146,960)
         490    @ 65 due September 12 .....................................................           (120,050)
                                                                                                --------------
                                                                                                      (267,010)
                                                                                                --------------
                NiSource, Inc. Call
         883    @ 25 due July 12 ..........................................................            (79,470)
                                                                                                --------------

                Questar Corp. Calls
       1,564    @ 21 due July 12 ..........................................................            (31,280)
         100    @ 21 due October 12 .......................................................             (5,500)
                                                                                                --------------
                                                                                                       (36,780)
                                                                                                --------------
                Southern Co. Calls
         800    @ 46 due July 12 ..........................................................            (72,000)
         655    @ 47 due August 12 ........................................................            (34,060)
                                                                                                --------------
                                                                                                      (106,060)
                                                                                                --------------
                Spectra Energy Corp. Calls
       2,500    @ 33 due June 12 ..........................................................            (25,000)
         200    @ 33 due September 12 .....................................................             (5,000)
         400    @ 31 due December 12 ......................................................            (38,000)
                                                                                                --------------
                                                                                                       (68,000)
                                                                                                --------------
                TransCanada Corp. Call
       1,300    @ 45 due August 12 ........................................................            (19,500)
                                                                                                --------------

                UGI Corp. Calls
         200    @ 30 due June 12 ..........................................................             (2,000)
       1,352    @ 30 due July 12 ..........................................................            (23,660)
       1,375    @ 30 due October 10 .......................................................            (82,500)
                                                                                                --------------
                                                                                                      (108,160)
                                                                                                --------------
                Williams Cos., Inc. Calls
       1,000    @ 35 due June 12 ..........................................................             (3,000)
       1,000    @ 34 due August 12 ........................................................            (45,000)
         900    @ 34 due November 12 ......................................................            (90,000)
                                                                                                --------------
                                                                                                      (138,000)
                                                                                                --------------

                TOTAL CALL OPTIONS WRITTEN ................................................         (1,171,445)
                (Premiums received $1,061,285)                                                  --------------

                OUTSTANDING LOAN - (32.0%) ................................................       (123,000,000)
                NET OTHER ASSETS AND LIABILITIES - 0.2% ...................................            662,178
                                                                                                --------------
                NET ASSETS - 100.0% .......................................................     $  384,038,985
                                                                                                --------------


Page 8           See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MAY 31, 2012 (UNAUDITED)


(a) All or a portion of this security is available to serve as collateral on the outstanding loan.

(b)   Non-income producing security which pays in-kind distributions.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of May 31, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $45,269,264 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,741,122.

ADR   American Depositary Receipt

CAD Canadian Dollar - security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of May 31, 2012 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                       ASSETS TABLE
                                                                                              LEVEL 2           LEVEL 3
                                                           TOTAL            LEVEL 1         SIGNIFICANT       SIGNIFICANT
                                                          VALUE AT           QUOTED          OBSERVABLE       UNOBSERVABLE
                                                          5/31/2012          PRICES            INPUTS            INPUTS
                                                       --------------    --------------    --------------    --------------
Common Stocks*....................................     $  386,616,015    $  386,616,015    $           --    $           --
Master Limited Partnerships*......................        120,932,237       120,932,237                --                --
                                                       --------------    --------------    --------------    --------------
TOTAL INVESTMENTS..............................        $  507,548,252    $  507,548,252    $           --    $           --
                                                       ==============    ==============    ==============    ==============

                                                     LIABILITIES TABLE
                                                                                            LEVEL 2            LEVEL 3
                                                            TOTAL          LEVEL 1         SIGNIFICANT        SIGNIFICANT
                                                          VALUE AT          QUOTED         OBSERVABLE        UNOBSERVABLE
                                                          5/31/2012         PRICES           INPUTS             INPUTS
                                                       --------------    --------------    --------------    --------------
Call Options Written...........................        $   (1,171,445)   $   (1,171,445)   $           --    $           --
                                                       ==============    ==============    ==============    ==============

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of May 31, 2012, the Fund transferred common stocks valued at $27,713,087 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so as a result of the availability of quoted prices in an active market. This common stock was previously fair valued in accordance with procedures adopted by the Fund's Board of Trustees and the provisions of the Investment Company Act of 1940, as amended.

                       See Notes to Financial Statements                  Page 9

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2012 (UNAUDITED)


ASSETS:
Investments, at value
  (Cost $470,020,110) .........................................................................    $ 507,548,252
Cash ..........................................................................................        7,033,509
Prepaid expenses ..............................................................................           20,837
Receivables:
    Dividends..................................................................................        1,997,970
    Investment securities sold.................................................................        1,041,777
    Interest...................................................................................              762
                                                                                                   -------------
       Total Assets............................................................................      517,643,107
                                                                                                   -------------

LIABILITIES:
Outstanding loan ..............................................................................      123,000,000
Options written, at value (Premiums received $1,061,285) ......................................        1,171,445
Payables:
    Investment securities purchased............................................................        8,615,068
    Investment advisory fees...................................................................          436,768
    Offering costs.............................................................................          103,795
    Interest and fees on loan..................................................................           97,894
    Custodian fees.............................................................................           86,612
    Administrative fees........................................................................           35,312
    Audit and tax fees.........................................................................           30,654
    Legal fees.................................................................................            8,781
    Printing fees..............................................................................            7,913
    Trustees' fees and expenses................................................................            5,960
    Transfer agent fees........................................................................            1,848
    Financial reporting fees...................................................................              771
Other liabilities                                                                                          1,301
                                                                                                   -------------
      Total Liabilities........................................................................      133,604,122
                                                                                                   -------------
NET ASSETS.....................................................................................    $ 384,038,985
                                                                                                   =============

NET ASSETS CONSIST OF:
Paid-in capital ...............................................................................    $ 334,344,006
Par value .....................................................................................          175,502
Accumulated net investment income (loss) ......................................................       (8,481,960)
Accumulated net realized gain (loss) on investments, written options and foreign
  currency transactions .......................................................................       20,588,682
Net unrealized appreciation (depreciation) on investments, written options and
 foreign currency translation .................................................................       37,412,755
                                                                                                   -------------
NET ASSETS ....................................................................................    $ 384,038,985
                                                                                                   =============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ..........................    $       21.88
                                                                                                   =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)....       17,550,236
                                                                                                   =============


Page 10                See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $292,379).........................................    $   5,990,160
Interest.......................................................................................            4,182
Other..........................................................................................               20
                                                                                                   -------------
   Total investment income.....................................................................        5,994,362
                                                                                                   -------------

EXPENSES:
Investment advisory fees.......................................................................        2,548,892
Interest and fees on loan......................................................................          571,060
Administrative fees............................................................................          206,167
Custodian fees.................................................................................           57,252
Legal fees.....................................................................................           49,743
Printing fees..................................................................................           42,104
Audit and tax fees.............................................................................           24,818
Trustees' fees and expenses....................................................................           18,324
Transfer agent fees............................................................................           14,413
Financial reporting fees.......................................................................            4,625
Other..........................................................................................           23,083
                                                                                                   -------------
   Total expenses..............................................................................        3,560,481
                                                                                                   -------------
NET INVESTMENT INCOME (LOSS)...................................................................        2,433,881
                                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.................................................................................       14,099,335
   Written options (a).........................................................................        1,466,079
   Foreign currency transactions...............................................................          (86,561)
                                                                                                   -------------
Net realized gain (loss).......................................................................       15,478,853
                                                                                                   -------------
Net change in unrealized appreciation (depreciation) on:
   Investments.................................................................................        2,155,811
   Written options (a).........................................................................          170,370
   Foreign currency translation................................................................           (6,925)
                                                                                                   -------------
Net change in unrealized appreciation (depreciation)...........................................        2,319,256
                                                                                                   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................       17,798,109
                                                                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................    $  20,231,990
                                                                                                   =============

(a)   Primary risk exposure is equity option contracts.


                       See Notes to Financial Statements                 Page 11

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                          SIX MONTHS
                                                                                             ENDED          PERIOD
                                                                                           5/31/2012         ENDED
                                                                                          (UNAUDITED)   11/30/2011 (a)
                                                                                        --------------  --------------
OPERATIONS:
Net investment income (loss).......................................................     $    2,433,881  $      912,374
Net realized gain (loss)...........................................................         15,478,853      4,706,818
Net change in unrealized appreciation (depreciation)...............................          2,319,256     35,093,499
                                                                                        --------------  --------------
Net increase (decrease) in net assets resulting from operations....................         20,231,990     40,712,691
                                                                                        --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................        (11,425,204)             --
Net realized gain..................................................................                 --              --
Return of capital..................................................................                 --              --
                                                                                        --------------  --------------
Total distributions to shareholders................................................        (11,425,204)             --
                                                                                        --------------  --------------

CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold ..................................................                 --     335,209,508 (b)
Proceeds from Common Shares reinvested.............................................                 --              --
Offering costs.....................................................................                 --        (690,000)
                                                                                        --------------  --------------
Net increase (decrease) in net assets resulting from capital transactions..........                 --     334,519,508
                                                                                        --------------  --------------
Total increase (decrease) in net assets............................................          8,806,786     375,232,199

NET ASSETS:
Beginning of period................................................................        375,232,199              --
                                                                                        --------------  --------------
End of period......................................................................     $  384,038,985  $  375,232,199
                                                                                        ==============  ==============
Accumulated net investment income (loss) at end of period..........................     $   (8,481,960) $      509,363
                                                                                        ==============  ==============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................         17,550,236              --
Common Shares sold.................................................................                 --      17,550,236 (b)
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........                 --              --
                                                                                        --------------  --------------
Common Shares at end of period.....................................................         17,550,236      17,550,236
                                                                                        ==============  ==============



-----------------------------

(a) The Fund was seeded on August 18, 2011 and commenced operations on September 27, 2011.

(b) Includes 295,000 shares sold from the over allotment option of the initial public offering. The shares were sold on November 10, 2011, the trade date, at the initial offering price of $19.10, which differed from the closing common share price of $20.01 and the closing NAV per share of $20.85 on that date.

Page 12                 See Notes to Financial Statements

FIRST TRUST ENERGY INFRASTRUCTURE FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MAY 31, 2012 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations....................     $   20,231,990
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
   Purchases of investments........................................................       (126,222,124)
   Sales of investments............................................................         86,834,127
   Proceeds from written options...................................................          2,196,548
   Cost of options closed..........................................................           (622,183)
   Return of capital received from investment in MLPs..............................          3,669,920
   Net realized gain/loss on investments and options...............................        (15,565,414)
   Net change in unrealized appreciation/depreciation on investments
     and options...................................................................         (2,326,181)

CHANGES IN ASSETS AND LIABILITIES:
   Decrease in interest receivable.................................................              5,992
   Increase in dividends receivable (a)............................................           (731,186)
   Increase in prepaid expenses....................................................            (14,738)
   Increase in interest and fees on loan payable...................................             27,874
   Increase in investment advisory fees payable....................................             74,653
   Decrease in audit and tax fees payable..........................................            (19,846)
   Increase in legal fees payable..................................................              2,713
   Decrease in printing fees payable...............................................            (16,207)
   Increase in administrative fees payable.........................................              5,699
   Increase in custodian fees payable..............................................             57,252
   Decrease in offering cost payable...............................................           (421,709)
   Decrease in transfer agent fees payable.........................................               (319)
   Decrease in Trustees' fees and expenses payable.................................               (470)
   Decrease in financial reporting fees payable....................................               (719)
   Increase in other liabilities payable...........................................                457
                                                                                        --------------
CASH USED IN OPERATING ACTIVITIES..................................................                     $  (32,833,871)
                                                                                                        --------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions to Common Shareholders from net investment income.................        (11,425,204)
   Issuances of loan...............................................................         21,000,000
                                                                                        --------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES........................................                          9,574,796
                                                                                                        --------------
Decrease in cash...................................................................                        (23,259,075)
Cash at beginning of period........................................................                         30,292,584
                                                                                                        --------------
CASH AT END OF PERIOD..............................................................                     $    7,033,509
                                                                                                        ==============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees..................................                     $      543,186
                                                                                                        ==============



-----------------------------

(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of ($6,925).


                       See Notes to Financial Statements                 Page 13

FIRST TRUST ENERGY INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         SIX MONTHS
                                                                            ENDED          PERIOD
                                                                          5/31/2012         ENDED
                                                                         (UNAUDITED)    11/30/2011 (a)
                                                                        -------------   -------------
Net asset value, beginning of period ...                                  $   21.38       $   19.10 (b)
                                                                          ---------       ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .......................................           0.14            0.05
Net realized and unrealized gain (loss) ............................           1.01            2.30
                                                                          ---------       ---------
Total from investment operations ...................................           1.15            2.35
                                                                          ---------       ---------
Common Shares offering costs charged to paid-in capital.............             --           (0.04)
                                                                          ---------       ---------
Capital reduction resulting from issuance of Common Shares
    related to over allotment ......................................             --           (0.03)
                                                                          ---------       ---------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..............................................          (0.65)             --
Net realized gain ..................................................             --              --
Return of capital ..................................................             --              --
                                                                          ---------       ---------
Total distributions.................................................          (0.65)             --
                                                                          ---------       ---------
Net asset value, end of period .....................................      $   21.88       $   21.38
                                                                          =========       =========
Market value, end of period ........................................      $   20.35       $   19.82
                                                                          =========       =========
TOTAL RETURN BASED ON NET ASSET VALUE (c)...........................           5.55%          11.94%
                                                                          =========       =========
TOTAL RETURN BASED ON MARKET VALUE (c)..............................           5.90%          (0.90)%
                                                                          =========       =========

--------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...............................      $ 384,039       $ 375,232
Ratio of total expenses to average net assets ......................           1.82% (d)       1.66% (d)
Ratio of total expenses to average net assets excluding
   interest expense and fees on loan ...............................           1.53% (d)       1.48% (d)
Ratio of net investment income (loss) to average net assets ........           1.24% (d)       1.49% (d)
Portfolio turnover rate ............................................             18%              8%
INDEBTEDNESS:
Total loan outstanding (in 000's) ..................................      $ 123,000       $ 102,000
Asset coverage per $1,000 of indebtedness (e).......................      $   4,122       $   4,679


--------------------

(a) Initial seed date of August 18, 2011. The Fund commenced operations on September 27, 2011.

(b)   Net of sales load of $0.90 per Common Share on initial offering.

(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(d)  Annualized.
(e) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the outstanding loan balance in 000's.

Page 14              See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust Energy Infrastructure Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on February 22, 2011 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FIF on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to seek a high level of total return with an emphasis on current distributions paid to shareholders. The Fund seeks to achieve its objective by investing primarily in securities of companies engaged in the energy infrastructure sector. Energy infrastructure companies principally include publicly-traded master limited partnerships and limited liability companies taxed as partnerships ("MLPs"), MLP affiliates, Canadian income trusts and their successor companies (collectively, "Canadian Income Equities"), pipeline companies, utilities, and other companies that derive at least 50% of their revenues from operating or providing services in support of infrastructure assets such as pipelines, power transmission and petroleum and natural gas storage in the petroleum, natural gas and power generation industries (collectively, "Energy Infrastructure Companies"). For purposes of the Fund's investment objective, total return includes capital appreciation of, and all distributions received from, securities in which the Fund invests, taking into account the varying tax characteristics of such securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, MLPs and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

1)    the type of security;

2)    the size of the holding;

3)    the initial cost of the security;

4)    transactions in comparable securities;

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                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

5)    price quotes from dealers and/or pricing services;

6)    relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8)    an analysis of the issuer's financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

1)    the value of similar foreign securities traded on other foreign markets;

2)    ADR trading of similar securities;

3)    closed-end fund trading of similar securities;

4)    foreign currency exchange activity;

5) the trading prices of financial products that are tied to baskets of foreign securities;

6)    factors relating to the event that precipitated the pricing problem;

7)    whether the event is likely to recur; and

8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of May 31, 2012, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC ("EIP" or the "Sub-Advisor"). The number of options the Fund can write
(sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at

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                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

D. RESTRICTED SECURITIES:

The Fund may invest up to 15% of its Managed Assets in restricted securities. Managed Assets means the total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings. Restricted securities are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of May 31, 2012, the Fund held no restricted securities.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage, if any. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future.

As of November 30, 2011, the components of distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.....................  $   5,507,810
Undistributed capital gains.......................             --
                                                    -------------
Total undistributed earnings......................      5,507,810
Accumulated capital and other losses..............        (54,615)
Net unrealized appreciation (depreciation)........     35,259,496
                                                    -------------
Total accumulated earnings (losses)...............     40,712,691
Other   ..........................................             --
Paid-in capital...................................    334,519,508
                                                    -------------
Net assets........................................  $ 375,232,199
                                                    =============

F. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which 98.2% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry realized capital losses forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. At November 30, 2011, the Fund had no capital loss carryforward for federal income tax purpose.

Certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended November 30, 2011, the Fund elected to defer net realized currency losses of $54,615 incurred between November 1, 2011 and November 30, 2011.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year 2011 remains open to federal and state audit. As of May 31, 2012 management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

G. EXPENSES:

The Fund will pay all expenses directly related to its operations.

H. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations.

I. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust paid all organization expenses. The Fund's Common Share offering costs of $690,000 were recorded as a reduction of the proceeds from the sale of Common Shares during the period ended November 30, 2011.

J. ACCOUNTING PRONOUNCEMENTS:

In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs," modifying Topic 820, "Fair Value Measurements and Disclosures." At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, "Fair Value Measurement." The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers,
(ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity, and (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011, and it is therefore not effective for the current fiscal year. Management is in the process of assessing the impact of the updated standards on the Fund's financial statements, if any.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

EIP serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Funds Managed Assets that is paid by First Trust out of its investment advisory fee.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, FTCP purchased a preferred interest in the Sub-Advisor. As of the date of this report, the Sub-Advisor has bought back all of FTCP's preferred interest.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund's Administrator, Fund Accountant and Transfer Agent in accordance with certain fee arrangements. The Bank of New York Mellon serves as the Fund's Custodian in accordance with certain fee arrangements.

Effective January 23, 2012, James A. Bowen resigned from his position as the President and Chief Executive Officer of the Fund. He will continue as a Trustee, the Chairman of the Board of Trustees and a member of the Executive Committee. The Board elected Mark R. Bradley to serve as the President and Chief Executive Officer of the Fund and James M. Dykas to serve as the Treasurer, Chief Financial Officer and Chief Accounting Officer of the Fund.

Effective January 1, 2012, each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, each Independent Trustee received an annual retainer of $10,000 per trust for the first 14 trusts of the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust in the First Trust Fund Complex. The annual retainer was allocated equally among each of the trusts.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Prior to January 1, 2012, the annual amounts paid were $10,000, $5,000 and $2,500, respectively. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee chairman will serve two-year terms before rotating to serve as chairman of another committee or as Lead Independent Trustee. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended May 31, 2012 were $130,642,493 and $87,820,005, respectively.

Written option activity for the Fund was as follows:


                                                     NUMBER
                                                       OF
WRITTEN OPTIONS                                     CONTRACTS       PREMIUMS
--------------------------------------------------------------------------------
Options outstanding at November 30, 2011...            29,526      $1,735,315
Options Written............................            61,292       2,198,065
Options Expired............................           (44,817)     (1,840,200)
Options Exercised..........................           (14,994)       (728,860)
Options Closed.............................            (4,614)       (303,035)
                                                    ---------      ----------
Options outstanding at May 31, 2012........            26,393      $1,061,285
                                                    =========      ==========


                                 5. BORROWINGS

The Fund has a committed facility agreement with the Bank of Nova Scotia ("Scotia") that has a maximum commitment amount of $145,000,000. The borrowing rate under the facility is equal to the 1-month LIBOR plus 65 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.20% on the undrawn amount of such facility. The average amount outstanding for the six months ended May 31, 2012 was $117,841,530, with a weighted average interest rate of 0.91%. As of May 31, 2012, the Fund had outstanding borrowings of $123,000,000 under this committed facility agreement. The high and low annual interest rates for the six months ended May 31, 2012 were 0.95% and 0.89%, respectively. The interest rate at May 31, 2012 was 0.89%.

The Fund's Board of Trustees, at a special meeting on March 27, 2012, approved sub-advisor authority to enter into swap transactions under an ISDA (International Swaps and Derivatives) Master Agreement with Credit Suisse International. The swap transactions may be used to hedge against interest rate risk on leverage, in addition the Fund already has standing permission to use derivatives for investment purposes.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
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                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)


                             7. RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

INDUSTRY CONCENTRATION RISK: The Fund invests at least 80% of its Managed Assets in securities issued by Energy Infrastructure Companies. Given this industry concentration, the Fund is more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy Infrastructure Company issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

RESTRICTED SECURITIES RISK: The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On June 20, 2012, the Fund declared a dividend of $0.1085 per share to Common Shareholders of record on July 5, 2012, payable July 16, 2012.

On July 19, 2012, the Fund declared a dividend of $0.1085 per share to Common Shareholders of record on August 3, 2012, payable August 15, 2012.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST ENERGY INFRASTRUCTURE FUND
                            MAY 31, 2012 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                    SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Active Dividend Income Fund, First Trust Energy Infrastructure Fund, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund and First Trust High Income Long/Short Fund was held on April 18, 2012 (the "Annual Meeting"). At the Annual Meeting, Richard E. Erickson and Thomas R. Kadlec were elected by the Common Shareholders of the First Trust Energy Infrastructure Fund as Class II Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2015. The number of votes cast in favor of Mr. Erickson was 16,564,990, the number of votes against was 219,218 and the number of abstentions was 766,028. The number of votes cast in favor of Mr. Kadlec was 16,592,516, the number of votes against was 191,692 and the number of abstentions was 766,028. James A. Bowen, Niel B. Nielson and Robert F. Keith are the other current and continuing Trustees.

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FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
1 Wall Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 First Trust Energy Infrastructure Fund
                ----------------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  July 19, 2012
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  July 19, 2012
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer, Chief Financial
                                Officer and Chief Accounting Officer
                                (principal financial officer)

Date  July 19, 2012
     ---------------------

* Print the name and title of each signing officer under his or her signature.